Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pinnacle Capital Management Funds Trust
Entity Central Index Key	0001497362
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000127071
Shareholder Report [Line Items]
Fund Name	1789 Growth and Income Fund
Class Name	Class P Shares
Trading Symbol	PSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.
Additional Information Phone Number	(888) 229-9448
Additional Information Website	https://pcm-advisors.com/1789-growth-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class P Shares	11.63%	11.62%	7.15%
S&P 500® Index	12.10%	15.61%	12.32%
Dow Jones US Select Dividend Index	12.00%	14.29%	9.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,787,546
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 117,687
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,787,546
Number of Portfolio Holdings	19
Advisory Fee	$117,687
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Communications	4.0%
Consumer Discretionary	4.9%
Money Market Funds	4.9%
Utilities	4.9%
Materials	5.1%
Health Care	7.4%
Technology	15.6%
Industrials	17.0%
Consumer Staples	17.3%
Financials	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Republic Services, Inc.	6.8%
CME Group, Inc.	6.7%
Fidelity National Financial, Inc.	6.5%
Kroger Company (The)	6.5%
JPMorgan Chase & Company	6.4%
Mastercard, Inc. - Class A	5.9%
Broadcom, Inc.	5.9%
Ingredion, Inc.	5.9%
Cummins, Inc.	5.2%
Packaging Corporation of America	5.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000092837
Shareholder Report [Line Items]
Fund Name	1789 Growth and Income Fund
Class Name	Class C Shares
Trading Symbol	PSECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.
Additional Information Phone Number	(888) 229-9448
Additional Information Website	https://pcm-advisors.com/1789-growth-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$100	2.01%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class C Shares
Without CDSC	10.46%	10.49%	6.08%
With CDSC	9.46%	10.49%	6.08%
S&P 500® Index	12.10%	15.61%	12.32%
Dow Jones US Select Dividend Index	12.00%	14.29%	9.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,787,546
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 117,687
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,787,546
Number of Portfolio Holdings	19
Advisory Fee	$117,687
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Communications	4.0%
Consumer Discretionary	4.9%
Money Market Funds	4.9%
Utilities	4.9%
Materials	5.1%
Health Care	7.4%
Technology	15.6%
Industrials	17.0%
Consumer Staples	17.3%
Financials	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Republic Services, Inc.	6.8%
CME Group, Inc.	6.7%
Fidelity National Financial, Inc.	6.5%
Kroger Company (The)	6.5%
JPMorgan Chase & Company	6.4%
Mastercard, Inc. - Class A	5.9%
Broadcom, Inc.	5.9%
Ingredion, Inc.	5.9%
Cummins, Inc.	5.2%
Packaging Corporation of America	5.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.